Consolidated Statements of Changes in Member's Capital (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Changes In Members Capital
Series C preferred equity holders	$ 533	$ 372